Risk management (Details 4) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	R$ 185,883	R$ 221,750
Loans and advances to customers	10,961	6,195
Derivatives	373,714	455,792
Others	51,530	33,181
Total	622,088	716,918
Funding in foreign currency	194,447	183,193
Derivatives	283,912	422,756
Others	147,839	119,948
Total	626,198	725,897
Currency Risk Dollar [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	175,247	207,780
Loans and advances to customers	3,866	5,629
Derivatives	349,167	421,574
Others	51,530	33,181
Total	579,810	668,164
Funding in foreign currency	181,855	172,082
Derivatives	256,286	384,550
Others	145,446	116,669
Total	583,587	673,301
Currency Risk Euro [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	7,950	10,523
Loans and advances to customers	5,610	1
Derivatives	15,713	19,908
Others
Total	29,273	30,432
Funding in foreign currency	8,881	8,333
Derivatives	20,376	25,804
Others	496	501
Total	29,753	34,638
Currency Risk Others [Member]
IfrsStatementLineItems [Line Items]
Cash/Applications/Debt Instruments	2,686	3,447
Loans and advances to customers	1,485	565
Derivatives	8,834	14,310
Others
Total	13,005	18,322
Funding in foreign currency	3,711	2,778
Derivatives	7,250	12,402
Others	1,897	2,778
Total	R$ 12,858	R$ 17,958